SUBSEQUENT EVENTS (Details Narrative) - USD ($)							3 Months Ended					12 Months Ended
	Apr. 02, 2021	Mar. 31, 2021	Mar. 21, 2021	Mar. 15, 2021	Feb. 28, 2021	Feb. 26, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Prepayment of convertible debt						$ 91,924
Stock issued value													$ 25,000
Assets							$ 564,029					$ 258,592	$ 45,479
Stock issued during period, shares, issued for services		3,000,000
Bronx Family Eye Care, Inc. [Member]
Stock issued for acquisition	2,650,000		2,650,000
Revenues	$ 1,000,000		$ 1,000,000
Common Stock [Member]
Number of stock issued													1,000,000
Stock issued value													$ 1,000
Stock issued during period, shares, issued for services							707,140	166,995	4,500,000	2,000,000	4,540,000	25,224,840	33,500,000
Gold Transactions International, Inc. [Member]
Assets					$ 5,044,610
Current portion of long-term debts					246,958
Long term debt					$ 4,797,652
Stock issued for acquisition					6,000,000
Acquisition stcok value					$ 6,000,000
Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member]
Number of stock issued					6,000,000
Stock issued value					$ 6,000,000
Stock Purchase Agreement [Member] | Gold Transactions International, Inc. [Member] | Common Stock [Member]
Number of stock issued					6,000,000
Stock issued value					$ 6,000,000
2020 IR services agreement [Member]
Number of stock issued				3,000,000